14. Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Minimum Rent Obligations
	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2016	$54,876	$43,398	11,478
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615

Total	$135,213	$65,661	$69,552

	Minimum	Sublease	Net
Year	Obligation	Rentals	Obligation
2016	109,720	86,688	23,032
2017	46,568	22,263	24,305
2018	25,154	—	25,154
2019	8,615	—	8,615
Total	$190,057	$108,951	$81,106